Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Consolidated Statements of Comprehensive Income/(Loss)
Net income	$ 68,050	$ 45,138
Other Comprehensive income:
Reclassification of realized losses associated with capitalized interest to the Unaudited Interim Condensed Consolidated Statement of Operations, net	517	518
Actuarial gains	491	3,668
Total Other Comprehensive income	1,008	4,186
Total Comprehensive income	$ 69,058	$ 49,324